Financial risk management Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Financial assets	$ 2,397	$ 2,599
Cash and cash equivalents	617	932	$ 1,977
Undrawn borrowing facilities	240
Borrowings	(11,389)	(12,071)
Financial liabilities	12,552	13,296
Liquidity risk [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Trade and other payables	(1,116)	(1,182)
Trade and other payables, undiscounted cash flows	(984)	(1,031)
Borrowings	(11,389)	(12,071)
Payables to related parties, undiscounted cash flows	(14,253)	(15,730)
Non-derivative financial liabilities	(12,505)	(13,253)
Non-derivative financial liabilities, undiscounted cash flows	(15,237)	(16,761)
Derivative financial assets (liabilities)	5	5
Derivative financial assets (liabilities), undiscounted cash flows	5	5
Financial liabilities	(12,500)	(13,248)
Derivative and non-derivative financial liabilities, undiscounted cash flows	(15,232)	(16,756)
Liquidity risk [member] | Later than one year [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	(984)	(1,031)
Payables to related parties, undiscounted cash flows	(1,069)	(1,392)
Non-derivative financial liabilities, undiscounted cash flows	(2,053)	(2,423)
Derivative financial assets (liabilities), undiscounted cash flows	5	5
Derivative and non-derivative financial liabilities, undiscounted cash flows	(2,048)	(2,418)
Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0	0
Payables to related parties, undiscounted cash flows	(4,394)	(1,335)
Non-derivative financial liabilities, undiscounted cash flows	(4,394)	(1,335)
Derivative financial assets (liabilities), undiscounted cash flows	0	0
Derivative and non-derivative financial liabilities, undiscounted cash flows	(4,394)	(1,335)
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0	0
Payables to related parties, undiscounted cash flows	(2,172)	(6,056)
Non-derivative financial liabilities, undiscounted cash flows	(2,172)	(6,056)
Derivative financial assets (liabilities), undiscounted cash flows	0	0
Derivative and non-derivative financial liabilities, undiscounted cash flows	(2,172)	(6,056)
Liquidity risk [member] | Later than five years [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0	0
Payables to related parties, undiscounted cash flows	(6,618)	(6,947)
Non-derivative financial liabilities, undiscounted cash flows	(6,618)	(6,947)
Derivative financial assets (liabilities), undiscounted cash flows	0	0
Derivative and non-derivative financial liabilities, undiscounted cash flows	(6,618)	(6,947)
Interest rate swap contract [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Financial assets	26	24
Commodity and Foreign Currency Derivatives [member] | Liquidity risk [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Derivative financial assets	5	5
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	7	7
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(2)	(2)
Commodity and Foreign Currency Derivatives [member] | Liquidity risk [member] | Later than one year [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	7	7
Derivative financial liabilities, undiscounted cash flows	(2)	(2)
Commodity and Foreign Currency Derivatives [member] | Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	0	0
Derivative financial liabilities, undiscounted cash flows	0	0
Commodity and Foreign Currency Derivatives [member] | Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	0	0
Derivative financial liabilities, undiscounted cash flows	0	0
Commodity and Foreign Currency Derivatives [member] | Liquidity risk [member] | Later than five years [member]
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Contractual amounts to be exchanged in derivative financial instrument for which gross cash flows are exchanged	0	0
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0